RELATED PARTIES (Transactions with related parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Consulting fee paid to controlling shareholder	$ 252	$ 293